PARENT COMPANY FINANCIAL DATA	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE N — PARENT COMPANY FINANCIAL DATA

Following are the condensed balance sheets of New Century Bancorp as of and for the years ended December 31, 2013 and 2012 and the related condensed statements of operations and cash flows for each of the years in the three-year period ended December 31, 2013:
Condensed Balance Sheets
December 31, 2013 and 2012
(dollars in thousands)

	2013	2012
Assets
Cash balances with New Century Bank	$1,268	$1,437
Investment in New Century Bank	66,459	64,639
Investment in New Century Statutory Trust I	522	513
Other assets	284	109
Total Assets	$68,533	$66,698
Liabilities and Shareholders’ Equity
Junior subordinated debentures	$12,372	$12,372
Accrued interest and other liabilities	157	147
Shareholders’ equity:
Common stock	6,922	6,914
Additional paid-in capital	42,062	42,000
Retained earnings	7,128	4,187
Accumulated other comprehensive income (loss)	(108)	1,078
Total Shareholders’ Equity	56,004	54,179
Total Liabilities and Shareholders’ Equity	$68,533	$66,698
Condensed Statements of Operations
Years Ended December 31, 2013, 2012 and 2011
(dollars in thousands)

	2013	2012	2011
Dividends	$221	$—	$—
Equity in earnings (losses) of subsidiaries	3,211	4,929	115
Operating expense	(404)	(437)	(417)
Income tax benefit	134	145	139
Net income (loss)	$2,941	$4,637	$(163)
Condensed Statements of Cash Flows
Years Ended December 31, 2013, 2012 and 2011
(dollars in thousands)

	2013	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$2,941	$4,637	$(163)
Equity in undistributed income of subsidiaries	(3,211)	(4,929)	(115)
Net change in other assets	(174)	667	647
Net change in other liabilities	10	(156)	177
Net cash provided (used) by operating activities	(434)	219	546
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from stock option issuance	44	165	—
Dividends	221	—	—
Net cash provided by financing activities	265	165	—
Net increase (decrease) in cash and cash equivalents	(169)	384	546
Cash and cash equivalents at beginning of year	1,437	1,053	507
Cash and cash equivalents, end of year	$1,268	$1,437	$1,053